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                             UNITED STATES              OMB APPROVAL
                  SECURITIES AND EXCHANGE COMMISSION    OMB Number: 3235-0582
                         WASHINGTON, DC 20549           Expires: March 31, 2006
                                                        Estimated average burden
                               FORM N-PX                hours per response..14.4

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-07674
                                  ---------------------------------------------
The Diversified Investors Funds Group
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               (Exact name of registrant as specified in charter)

4 Manhattanville Road, Purchase, N.Y. 10577
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   (Address of principal executive offices)                      (Zip code)

Robert F. Colby
4 Manhattanville Road, Purchase, N.Y. 10577
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 914-697-8000
                                                    ---------------------------
Date of fiscal year end: December 31, 2005
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Date of reporting period: June 30, 2005
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******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-07674
Reporting Period: 07/01/2004 - 06/30/2005

======================= DIVERSIFIED INVESTORS FUNDS GROUP ======================

Diversified Investors Aggressive Equity Fund
Diversified Investors Balanced Fund
Diversified Investors Core Bond Fund
Diversified Investors Equity Growth Fund
Diversified Investors Growth & Income Fund
Diversified Investors High Quality Bond Fund
Diversified Investors High Yield Bond Fund
Diversified Investors Intermediate Government Bond Fund
Diversified Investors International Equity Fund
Diversified Investors Mid-Cap Growth Fund
Diversified Investors Mid-Cap Value Fund
Diversified Investors Money Market Fund
Diversified Investors Small-Cap Growth Fund
Diversified Investors Small-Cap Value Fund
Diversified Investors Special Equity Fund
Diversified Investors Total Return Bond Fund
Diversified Investors Value Fund
Diversified Investors Value & Income Fund

The above funds are fully invested in a corresponding series of Diversified Investors Portfolios. As a result, they do not participate in proxy voting.

For a complete record of each underlying portfolio's voting record, please refer to the Form N-PX filed on August 26, 2005 for Diversified Investors Portfolios, Investment Company Act # 811-08272; CIK # 0000917153.

======== DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS ========

Institutional Short Horizon Strategic Allocation Fund
Institutional Short/Intermediate Horizon Strategic Allocation Fund Institutional Intermediate Horizon Strategic Allocation Fund
Institutional Intermediate/Long Horizon Strategic Allocation Fund
Institutional Long Horizon Strategic Allocation Fund

The above funds are "fund-of-funds" fully invested in various funds listed under the filing for "THE DIVERSIFIED INVESTORS FUNDS GROUP II". No series of The Diversified Investors Funds Group II solicited proxies during the reporting period for this N-PX report.

======== DIVERSIFIED INVESTORS FUNDS GROUP - STEPHENS INTERMEDIATE BOND ========

This Portfolio did not hold any voting securities during the period; therefore, no proxies have been voted.

============== DIVERSIFIED INVESTORS FUNDS GROUP - STOCK INDEX FUND ============

This fund is fully invested in Master Index Portfolio - S&P 500 Index Master Portfolio. As a result, it does not participate in proxy voting.

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For a complete record of the underlying portfolio's voting record, please refer to the Form N-PX scheduled to be filed by August 31, 2005 for Master Index Portfolio, Investment Company Act # 811-08162; CIK # 0000915092.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Diversified Investors Funds Group

By: /s/ Mark Mullin
Mark Mullin, Principal Executive Officer
August 26, 2005